Guarantees and commitments	12 Months Ended
Dec. 31, 2017
Guarantees and commitments
32 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate the Group to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Group’s current best estimate of payments that will be required under existing guarantee arrangements.
Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, derivatives and other guarantees. The Group no longer provides guarantees for securities lending indemnifications.
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2017 (CHF million)
Credit guarantees and similar instruments	1,817	520	314	435	3,086	2,837		12	1,603
Performance guarantees and similar instruments	4,931	1,639	373	200	7,143	6,216		44	3,012
Derivatives [2]	15,520	6,860	1,397	727	24,504	24,504		403	–	[3]
Other guarantees	4,461	1,006	708	503	6,678	6,673		47	3,833
Total guarantees	26,729	10,025	2,792	1,865	41,411	40,230		506	8,448
2016 (CHF million)
Credit guarantees and similar instruments	1,962	500	262	409	3,133	2,913		13	2,043
Performance guarantees and similar instruments	5,109	1,571	194	240	7,114	6,124		76	3,090
Derivatives [2]	15,864	3,377	3,590	976	23,807	23,807		684	–	[3]
Other guarantees	3,460	888	531	581	5,460	5,456		44	3,668
Total guarantees	26,395	6,336	4,577	2,206	39,514	38,300		817	8,801
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
Credit guarantees and similar instruments
Credit guarantees and similar instruments are contracts that require the Group to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees and other guarantees associated with VIEs.
Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Group provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.
Commercial and residential mortgage guarantees are made in connection with the Group’s commercial mortgage activities in the US, where the Group sells certain commercial and residential mortgages to Fannie Mae and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Group also issues guarantees that require it to reimburse Fannie Mae for losses on certain whole loans underlying mortgage-backed securities issued by Fannie Mae, which are triggered by borrowers failing to perform on the underlying mortgages.
The Group also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in the >>>fair value of those assets.
Performance guarantees and similar instruments
Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.
For private equity fund guarantees, the Group has provided investors in private equity funds sponsored by a Group entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Group generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Group is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.
Further, as part of the Group’s residential mortgage securitization activities in the US, the Group may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Group will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.
Derivatives
>>>Derivatives are issued in the ordinary course of business, generally in the form of written put options. Disclosures about derivative contracts are not required under US GAAP if such contracts may be cash settled and the Group has no basis to conclude it is probable that the counterparties held, at inception, the underlying instruments related to the derivative contracts. The Group has concluded that these conditions were met for certain active commercial and investment banks and certain other counterparties, and accordingly, the Group has not included such contracts as guarantees.
The Group manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Group carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Group’s exposure was limited to the carrying value reflected in the table.
Other guarantees
Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that were not allocated to one of the categories above.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by >>>FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2017 to June 30, 2018 is CHF 0.5 billion. These deposit insurance guarantees were reflected in other guarantees.
Representations and warranties on residential mortgage loans sold
In connection with the former Investment Banking division’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac; institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims made within the statute of limitations (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.
During 2017, the Group received repurchase claims for residential mortgage loans that were not significant, and loans repurchased during this period and related losses were not material. The balance of outstanding repurchase claims as of the end of 2017 was not significant.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in this Guarantees and commitments disclosure but are addressed in litigation and related loss contingencies and provisions. The Group is involved in litigation relating to representations and warranties on residential mortgages sold.
> Refer to “Note 38 – Litigation” for further information.
Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the “Guarantees” table and are discussed below.
Disposal-related contingencies
In connection with the sale of assets or businesses, the Group sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Group closely monitors all such contractual agreements in order to ensure that indemnification provisions are adequately provided for in the Group’s consolidated financial statements.
Other indemnifications
The Group provides indemnifications to certain counterparties in connection with its normal operating activities for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Group typically agrees to reimburse holders for additional tax withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts results from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Group may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Group does not expect any potential liabilities in respect of tax gross-ups to be material.
The Group is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults and available amounts as defined in the relevant exchange’s or clearing house’s default waterfalls are not sufficient to cover losses of another member’s default. The exchange’s or clearing house’s default management procedures may provide for cash calls to non-defaulting members which may be limited to the amount (or a multiple of the amount) of the Group’s contribution to the guarantee fund. However, if these cash calls are not sufficient to cover losses, the default waterfall and default management procedures may foresee further loss allocation. Furthermore, some clearing house arrangements require members to assume a proportionate share of non-default losses, if such losses exceed the specified resources allocated for such purpose by the clearing house. Non-default losses result from the clearing house’s investment of guarantee fund contributions and initial margin or are other losses unrelated to the default of a clearing member. The Group has determined that it is not possible to reasonably estimate the maximum potential amount of future payments due under the membership arrangements. In addition, the Group believes that any potential requirement to make payments under these membership arrangements is remote.
Lease commitments
Lease commitments (CHF million)
2018	570
2019	541
2020	498
2021	388
2022	353
Thereafter	2,884
Future operating lease commitments	5,234
Less minimum non-cancellable sublease rentals	216
Total net future minimum lease commitments	5,018
Rental expense for operating leases
in	2017	2016	2015
Rental expense for operating leases (CHF million)
Minimum rental expense	575	550	558
Sublease rental income	(65)	(89)	(92)
Total net expenses for operating leases	510	461	466
Operating lease commitments
The Group has contractual commitments under operating lease arrangements for certain premises and equipment. Under operating leases, the leased property is not reported on the balance sheet of the lessee. Lease payments required by the contract are generally expensed on a straight-line basis over the term of the lease. The related commitments for future rental expenses under operating leases are included in the table “Lease commitments”.
From time to time, the Group may enter into sale-leaseback transactions, in which an asset is sold and immediately leased back. If specific criteria are met, such asset is derecognized from the balance sheet and an operating lease is recognized. If the present value of the lease payments is equal to or higher than 10% of the fair value of the property sold, any resulting gains up to an amount equal to the present value of the lease payments are deferred and recognized in the statement of operations over the term of the lease as a reduction of rental expense. Gains on sale-leaseback transactions for which the lease payments are lower than 10% of the fair value of the property sold or gains in excess of the present value of the lease payments are recognized in the statements of operations upon completion of the sale.
Sale-leaseback transactions
During 2017, we did not enter into any sale-leaseback transactions. In 2016 and 2015, the Group entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between one and five years and between two and eighteen years, respectively. The total contractual rental expenses were CHF 30 million for the 2016 sale-leaseback transactions and CHF 80 million for the 2015 sale-leaseback transactions.
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received
2017 (CHF million)
Irrevocable commitments under documentary credits	4,976	113	1	1	5,091	5,000		3,218
Irrevocable loan commitments [2]	24,296	33,649	40,425	8,031	106,401	101,270		42,307
Forward reverse repurchase agreements	12	0	0	0	12	12		12
Other commitments	219	13	11	104	347	347		0
Total other commitments	29,503	33,775	40,437	8,136	111,851	106,629		45,537
2016 (CHF million)
Irrevocable commitments under documentary credits	4,356	0	0	0	4,356	4,281		2,748
Irrevocable loan commitments [2]	30,382	34,464	44,523	7,606	116,975	113,016		46,068
Forward reverse repurchase agreements	84	0	0	0	84	84		84
Other commitments	487	24	75	51	637	637		0
Total other commitments	35,309	34,488	44,598	7,657	122,052	118,018		48,900
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 108,663 million and CHF 95,743 million of unused credit limits as of December 31, 2017 and 2016, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Other commitments
Irrevocable commitments under documentary credits
Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Group guarantees payments to exporters against presentation of shipping and other documents.
Irrevocable loan commitments
Irrevocable loan commitments are irrevocable credit facilities extended to clients and include fully or partially undrawn commitments that are legally binding and cannot be unconditionally cancelled by the Group. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.
Forward reverse repurchase agreements
Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the >>>reverse repurchase transactions takes place on specified future dates. The Group enters into forward reverse repurchase agreements with counterparties that may have existing funded reverse repurchase agreements. Depending on the details of the counterparty contract with Credit Suisse, both a counterparty’s existing funded reverse repurchase agreement and any forward reverse repurchase agreements under contract with the same counterparty are considered.
Other commitments
Other commitments include private equity commitments, firm commitments in underwriting securities, commitments arising from deferred payment letters of credit and from acceptances in circulation and liabilities for call and put options on shares and other equity instruments.

Bank
Guarantees and commitments
31 Guarantees and commitments
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2017 (CHF million)
Credit guarantees and similar instruments	1,820	520	314	435	3,089	2,840		12	1,603
Performance guarantees and similar instruments	4,931	1,639	373	200	7,143	6,216		44	3,012
Derivatives [2]	15,520	6,860	1,397	727	24,504	24,504		403	–	[3]
Other guarantees	4,461	1,006	708	503	6,678	6,673		47	3,833
Total guarantees	26,732	10,025	2,792	1,865	41,414	40,233		506	8,448
2016 (CHF million)
Credit guarantees and similar instruments	1,962	501	262	403	3,128	2,908		13	2,043
Performance guarantees and similar instruments	5,109	1,571	194	240	7,114	6,124		76	3,090
Derivatives [2]	15,864	3,377	3,590	976	23,807	23,807		684	–	[3]
Other guarantees	3,460	888	565	581	5,494	5,490		44	3,668
Total guarantees	26,395	6,337	4,611	2,200	39,543	38,329		817	8,801
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
> Refer to “Note 32 – Guarantees and commitments” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the >>>Swiss Financial Market Supervisory Authority FINMA (FINMA) or by the compulsory liquidation of another deposit-taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2017 to June 30, 2018 is CHF 0.5 billion. These deposit insurance guarantees were reflected in other guarantees.
Representations and warranties on residential mortgage loans sold
In connection with the former Investment Banking division’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
Lease commitments
Lease commitments (CHF million)
2018	504
2019	472
2020	429
2021	323
2022	295
Thereafter	2,139
Future operating lease commitments	4,162
Less minimum non-cancellable sublease rentals	216
Total net future minimum lease commitments	3,946
Rental expense for operating leases
in	2017	2016	2015
Rental expense for operating leases (CHF million)
Minimum rental expense	528	550	558
Sublease rental income	(65)	(89)	(92)
Total net expenses for operating leases	463	461	466
Operating lease commitments
Sale-leaseback transactions
During 2017, we did not enter into any sale-leaseback transactions. In 2016 and 2015, the Bank entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of two years and between two and eighteen years, respectively. The total contractual rental expenses were CHF 19 million for the 2016 sale-leaseback transactions and CHF 67 million for the 2015 sale-leaseback transactions.
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2017 (CHF million)
Irrevocable commitments under documentary credits	4,976	113	1	1	5,091		5,000		3,218
Irrevocable loan commitments	24,296	33,649	40,425	8,031	106,401	[2]	101,270		42,307
Forward reverse repurchase agreements	12	0	0	0	12		12		12
Other commitments	219	13	11	104	347		347		0
Total other commitments	29,503	33,775	40,437	8,136	111,851		106,629		45,537
2016 (CHF million)
Irrevocable commitments under documentary credits	4,356	0	0	0	4,356		4,281		2,748
Irrevocable loan commitments	30,382	34,464	44,523	7,606	116,975	[2]	113,016		46,068
Forward reverse repurchase agreements	84	0	0	0	84		84		84
Other commitments	486	24	75	51	636		636		0
Total other commitments	35,308	34,488	44,598	7,657	122,051		118,017		48,900
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 108,665 million and CHF 95,745 million of unused credit limits as of December 31, 2017 and 2016, respectively, which were revocable at the Bank's sole discretion upon notice to the client.